Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions, except Per Share data	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
At beginning of year at Dec. 31, 2007		$ 338	$ 10,661	$ 7,387	$ (699)
Common stock repurchased		(21)	(1,534)
Conversion of preferred stock		6	344
Employee stock awards and options		4	174
Net earnings (loss)	(1,262)			(1,262)
Dividends declared				(532)
Other				(3)
Other comprehensive income (loss), net of tax	(2,943)				(2,943)
Total shareholders' equity	11,920	327	9,645	5,590	(3,642)
Cash dividends declared per share	$ 1.57
At end of year at Dec. 31, 2008	11,920	327	9,645	5,590	(3,642)
Common stock repurchased		(23)	(1,098)
Employee stock awards and options		3	110
Net earnings (loss)	1,686			1,686
Dividends declared				(539)
Other comprehensive income (loss), net of tax	628				628
Total shareholders' equity	12,687	307	8,657	6,737	(3,014)
Cash dividends declared per share	$ 1.69
At end of year at Dec. 31, 2009	12,687	307	8,657	6,737	(3,014)
Common stock repurchased		(20)	(1,143)
Employee stock awards and options		4	264
Net earnings (loss)	2,053			2,053
Dividends declared				(545)
Other comprehensive income (loss), net of tax	257				257
Total shareholders' equity	13,557	291	7,778	8,245	(2,757)
Cash dividends declared per share	$ 1.84
At end of year at Dec. 31, 2010	$ 13,557	$ 291	$ 7,778	$ 8,245	$ (2,757)